Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2019

ENE-QTLY-0120
1.810683.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,345	$867,893
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
Vivint Solar, Inc. (a)	2,500	18,375
Energy Equipment & Services - 5.8%
Oil & Gas Drilling - 0.5%
AKITA Drilling Ltd. Class A (non-vtg.)	265,464	179,867
Odfjell Drilling Ltd. (a)	512,880	1,415,026
Patterson-UTI Energy, Inc.	129,100	1,154,154
Shelf Drilling Ltd. (a)(b)	869,131	1,776,757
		4,525,804
Oil & Gas Equipment & Services - 5.3%
Baker Hughes, A GE Co. Class A	732,640	16,425,789
DMC Global, Inc. (c)	19,850	914,887
Forum Energy Technologies, Inc. (a)	491,419	643,759
Halliburton Co.	182,900	3,839,071
RigNet, Inc. (a)	498,801	2,593,765
Schlumberger Ltd.	402,758	14,579,840
Solaris Oilfield Infrastructure, Inc. Class A	462,300	4,960,479
Tenaris SA sponsored ADR	100,500	2,139,645
		46,097,235

TOTAL ENERGY EQUIPMENT & SERVICES		50,623,039

Oil, Gas & Consumable Fuels - 93.2%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc. (c)	10,700	792,977
Peabody Energy Corp.	71,900	695,992
		1,488,969
Integrated Oil & Gas - 26.1%
Chevron Corp.	1,248,223	146,204,360
Eni SpA	56,800	855,851
Exxon Mobil Corp.	669,648	45,623,118
Occidental Petroleum Corp.	423,000	16,315,110
Suncor Energy, Inc.	343,300	10,777,392
Total SA sponsored ADR	134,400	7,061,376
		226,837,207
Oil & Gas Exploration & Production - 41.6%
Black Stone Minerals LP	65,000	771,550
Brigham Minerals, Inc. Class A	99,100	1,918,576
Cabot Oil & Gas Corp.	706,600	11,263,204
Canadian Natural Resources Ltd.	363,300	10,163,538
Cimarex Energy Co.	228,900	10,522,533
ConocoPhillips Co.	742,000	44,475,480
Devon Energy Corp.	659,000	14,425,510
Diamondback Energy, Inc.	395,847	30,614,807
Encana Corp. (Toronto)	1,271,442	5,025,273
EOG Resources, Inc.	744,764	52,803,768
Hess Corp.	364,500	22,631,805
Kosmos Energy Ltd.	1,358,100	8,107,857
Lundin Petroleum AB	226,900	6,994,406
Magnolia Oil & Gas Corp. Class A (a)	1,029,800	11,183,628
National Energy Services Reunited Corp. (a)	13,300	121,695
Noble Energy, Inc.	1,296,000	26,904,960
Northern Oil & Gas, Inc. (a)(c)	3,058,400	5,443,952
Parex Resources, Inc. (a)	833,900	12,317,336
Parsley Energy, Inc. Class A	937,900	14,049,742
PDC Energy, Inc. (a)	449,351	10,213,748
Pioneer Natural Resources Co.	378,999	48,451,232
Texas Pacific Land Trust	767	517,710
Viper Energy Partners LP	531,659	12,610,951
		361,533,261
Oil & Gas Refining & Marketing - 20.2%
Delek U.S. Holdings, Inc.	169,031	5,799,454
HollyFrontier Corp.	15,800	814,490
Marathon Petroleum Corp.	627,392	38,045,051
Par Pacific Holdings, Inc. (a)	382,600	9,522,914
Phillips 66 Co.	340,673	39,082,007
Reliance Industries Ltd.	269,232	5,820,558
Valero Energy Corp.	793,600	75,780,864
World Fuel Services Corp.	23,400	992,160
		175,857,498
Oil & Gas Storage & Transport - 5.1%
Cheniere Energy, Inc. (a)	325,300	19,693,662
Delek Logistics Partners LP	28,800	925,056
Enterprise Products Partners LP	327,400	8,617,168
Noble Midstream Partners LP (a)(d)	101,027	2,106,413
Noble Midstream Partners LP (d)	327,187	6,139,664
Scorpio Tankers, Inc.	54,200	1,863,938
Teekay LNG Partners LP	294,800	4,495,700
		43,841,601

TOTAL OIL, GAS & CONSUMABLE FUELS		809,558,536

TOTAL COMMON STOCKS
(Cost $853,364,775)		861,067,843

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.61% (e)	7,271,587	7,273,041
Fidelity Securities Lending Cash Central Fund 1.61% (e)(f)	1,044,199	1,044,303
TOTAL MONEY MARKET FUNDS
(Cost $8,317,344)		8,317,344
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $861,682,119)		869,385,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(380,491)
NET ASSETS - 100%		$869,004,696

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,776,757 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,246,077 or 0.9% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17 - 11/15/19	$10,859,313

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$111,998
Fidelity Securities Lending Cash Central Fund	14,674
Total	$126,672

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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